California First Leasing Corporation

Statement of Investments

as of September 30, 2022

Industry - Percent of Net Assets	Company	Shares	Market Value
Auto & Truck Dealerships --0.33%	Lithia Mtrs Inc	3,115	$668,323
Auto Manufacturers --3.29%	Ford Motor Company	597,300	6,689,760

Banks - Diversified --3.95%	Bank of America Corporation	117,500	3,548,500
	JP Morgan Chase & Co	4,380	457,710
	Wells Fargo & Co	100,400	4,038,088
			8,044,298

Capital Markets --2.68%	Goldman Sachs	18,600	5,450,730
Credit Services --0.26%	Credit Acceptance Corp (1)	1,220	534,360
Drug Manufacturers --4.64%	Bristol Myers Squibb	132,800	9,440,752

Entertainment --1.15%	Warner Bros Discovery (1)	149,700	1,721,550
	Netflix.com Inc. (1)	2,650	623,916
			2,345,466

Financial --0.40%	Pimco Muni Income Fund III	106,754	823,073

Healthcare Plans --4.81%	Cigna Corp New	30,710	8,521,104
	United Health Group	2,489	1,257,045
			9,778,148

Insurance - Diversified --0.44%	Berkshire Hathaway Inc (1)	3,364	898,255

Internet Content & Information --5.87%	Alphabet Inc. (1)	105,100	10,052,815
	Meta Platforms Inc (1)	13,907	1,886,902
			11,939,717

Internet Retail --0.19%	Alibaba Grp Hldg (1)	4,900	391,951
Oil & Gas E & P --3.81%	Ovintiv Inc.	168,325	7,742,950
Oil & Gas Equipment & Services --2.28%	Schlumberger LTD	129,000	4,631,100
Oil & Gas Integrated --6.90%	Exxon Mobil	160,800	14,039,448
Scientific & Technical Instruments --0.41%	Sensata Technologies	22,300	831,344
Semiconductor Equip & Materials --4.11%	Applied Materials	102,000	8,356,860

Semiconductors --9.41%	Advanced Micro Devices Inc. (1)	31,100	1,970,496
	Marvell Technology Inc	129,500	5,556,845
	Micron Technology Inc	81,300	4,073,130
	Qualcomm Inc	66,850	7,552,713
			19,153,184

Specialty Business Services --1.22%	Global Payments Inc.	23,050	2,490,553
Specialty Chemicals --1.29%	Dupont De Nemours	51,940	2,617,776
Steel --1.58%	Cleveland-Cliffs Inc. (1)	239,000	3,219,330

Telecom Services --3.67%	Charter Communications Inc (1)	2,885	875,165
	Verizon Communications	173,750	6,597,288
			7,472,452

Tobacco --2.39%	British American Tobacco	136,700	4,852,850

Total-Equity Securities			$132,412,681

Bank Deposit --0.63%	California First National Bank		1,278,330
Money Market Mutual Fund --23.38%	JP Morgan Prime MMKt 3605		27,182,354
	Goldman FSQ Money Market		20,374,916

Total Equity Securities, Cash and Cash Equivalents - 89.1%			$181,248,281

Net Assets at September 30, 2022			$203,443,729

(1)	Non-income producing